Segment Information (Details) - Schedule of Additional Information by Geographies - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Domestic [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Revenue as per Geographical Markets	$ 19,393,329	$ 14,602,433
Long Lived Assets (non-current assets) as per geographical markets	20,456,032	35,426,091
Revenue as per Customers		14,392,091
Domestic [Member] | Cable business [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Revenue as per Geographical Markets	19,393,329	14,392,091
Long Lived Assets (non-current assets) as per geographical markets	20,456,032	35,197,591
Revenue as per Customers		14,392,091
Domestic [Member] | Telemedicine Services [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Revenue as per Geographical Markets		210,342
Long Lived Assets (non-current assets) as per geographical markets		228,500
Revenue as per Customers
Domestic [Member] | Unallocated [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Long Lived Assets (non-current assets) as per geographical markets
Overseas [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Revenue as per Geographical Markets
Long Lived Assets (non-current assets) as per geographical markets
Revenue as per Customers
Overseas [Member] | Cable business [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Revenue as per Geographical Markets
Long Lived Assets (non-current assets) as per geographical markets
Revenue as per Customers
Overseas [Member] | Telemedicine Services [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Revenue as per Geographical Markets
Long Lived Assets (non-current assets) as per geographical markets
Revenue as per Customers
Overseas [Member] | Unallocated [Member]
Segment Information (Details) - Schedule of Additional Information by Geographies [Line Items]
Long Lived Assets (non-current assets) as per geographical markets